Commitments, Guarantees and Contingencies - Additional Information (Detail) - 12 months ended Mar. 31, 2018 ₨ in Thousands	INR (₨)	USD ($)	USD ($)
Guarantor Obligations [Line Items]
Purchase commitments	₨ 3,045,859		$ 46,780,000
Total demand for liquidation damages	415,000	$ 6,373,000
Performance Bank Guarantees [Member]
Guarantor Obligations [Line Items]
Outstanding guarantees	2,102,491		32,291,000
Guarantees from Financial Institutions [Member]
Guarantor Obligations [Line Items]
Guarantee obligation	₨ 1,533,692		$ 23,555,000